Stock-Based Compensation - Schedule of Company’s RSU’s (Details) - RSU’s [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Company’s RSU’s [Line Items]
Number of RSUs outstanding at the beginning of the year | shares	5,442,313
Weighted-Average Grant Date Fair Value, RSUs outstanding at the beginning of the year | $ / shares	$ 5.26
Number of RSUs, Granted during the year | shares	6,476,594
Weighted-Average Grant Date Fair Value, Granted during the year | $ / shares	$ 2.16
Number of RSUs, Vested during the year | shares	(2,597,831)
Weighted-Average Grant Date Fair Value, Vested during the year | $ / shares	$ 4.99
Number of RSUs, Forfeited during the year | shares	(493,984)
Weighted-Average Grant Date Fair Value, Forfeited during the year | $ / shares	$ 3.45
Number of RSUs, Outstanding at the end of the year | shares	8,827,092
Weighted-Average Grant Date Fair Value, Outstanding at the end of the year | $ / shares	$ 3.13